PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,951,359	$ 4,537,732
Accumulated depreciation	(3,638,728)	(3,959,744)
Property and equipment, net	312,631	577,988
Computers Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,363,546	2,698,172
Accumulated depreciation	(2,219,765)	(2,399,978)
Property and equipment, net	143,781	298,194
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164,509	183,618
Accumulated depreciation	(153,903)	(162,647)
Property and equipment, net	10,606	20,971
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,390	101,674
Accumulated depreciation	(30,533)	(76,497)
Property and equipment, net	4,857	25,177
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	355,786	401,862
Accumulated depreciation	(334,478)	(365,075)
Property and equipment, net	21,308	36,787
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,010,155	1,086,518
Accumulated depreciation	(900,049)	(955,547)
Property and equipment, net	110,106	130,971
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,973	65,888
Accumulated depreciation	0	0
Property and equipment, net	$ 21,973	$ 65,888